Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Earnings Per Share [Abstract]
Net income	$ 1,338.6	$ 592.3	$ 688.7
Net income allocated to participating securities	6.8	2.8	3.0
Net income allocated to common stockholders	$ 1,331.8	$ 589.5	$ 685.7
Weighted-average common shares outstanding (in shares)	113.0	115.5	118.9
Dilutive effect of stock options (in shares)	0.0	0.1	0.1
Weighted-average common shares outstanding - assuming dilution (in shares)	113.0	115.6	119.0
Net income per common share (in dollars per share)	$ 11.79	$ 5.11	$ 5.77
Net income per common share - assuming dilution (in dollars per share)	$ 11.78	$ 5.10	$ 5.76